Summary of Material Accounting Policies - Additional Information (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2026 INR (₨)
Bottom of Range
Summary of Material Accounting Policies [Line Items]
Warranty term	10 years
Top of Range
Summary of Material Accounting Policies [Line Items]
Leases of low value assets	₨ 0.5
Warranty term	25 years